1. BACKGROUND	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 1. BACKGROUND

Fincera Inc. (the “Company” or “Fincera”), formerly known as AutoChina International Ltd., is a holding company whose only business operations are conducted through its wholly owned subsidiary, AutoChina Group Inc. (“ACG”). ACG’s operations consist of 1) Internet-based business in the commercial vehicle industry, 2) commercial vehicle sales, leasing and support business, 3) insurance agency, and 4) property lease and management business. All the business is conducted in the People’s Republic of China (the “PRC” or “China”). As of August 2015, the Company has ceased to initiate new leases under its commercial vehicle sales, leasing and support business and instead is primarily focusing on developing its Internet-based business segment, which was launched in November 2014. The Company plans to continue collecting and servicing existing commercial vehicle leases until the individual leases terminate, after which time the Company plans to cease operations of its commercial vehicle sales, leasing and support business.

Internet-based business

From February 2012 to April 2015, the Company through its VIEs, established a series of subsidiaries, including Beijing One Auto Technology, Lian Sheng Investment Co. (“Lian Sheng Investment”), Dian Fu Bao Investments Limited, Easy Technology Limited, Chuang Jin World Investment Limited (“Chuang Jin World”), Hebei Remittance Guarantee Limited (“Hebei Remittance”), Shenzhen Kaiyuan Financial Services, and Shenzhen Kaiyuan Inclusive Financial Services. All of these subsidiaries were established to facilitate the Internet-based operations including a new peer-to-peer lending platform called CeraVest, an electronic payments platform for the transportation industry called CeraPay, and the peer stores business – providing financing to third-party owned stores that lease commercial vehicles.

In November 2013 and February 2014, the Company established two wholly-owned subsidiaries called Top Auto International Inc. (“Top Auto”) and First Auto Limited (“First Auto”), which are expected to eventually hold the Company’s Internet-based businesses.

CeraVest, launched at the end of 2014, is a proprietary peer-to-peer (“P2P”) lending platform, through which the Company offers small and medium sized businesses (“SMBs”) short-term, 6-month financing at competitive interest rates. These loans are funded through CeraVest investors, who can invest in notes through the CeraVest platform. Due to regulatory restrictions under PRC law, the SMBs assign certain individuals to apply for the loans through the platform by signing a borrowing agreement and service agreement, which state that the ownership of the debt may be transferred to CeraVest investors at the Company's will during the six-month loan period and that the interest is established at approximately 8.6% per annum. The loan is guaranteed by the SMBs and 10% of the loan is remitted to the Company as a loan deposit.

The debt is transferred, partly or in full, to CeraVest investors through a transfer agreement at a quoted rate of return of approximately 8.6% per annum and the lending period is also six months.

No clauses in the transfer agreement require the Company to repurchase any default loans. However, the Company voluntarily commits to assist the investors to eliminate their investment risks, and retain the principal and the stated interest. All investments received are secured by the same amount of the counterpart loans receivables the Company is due from the borrowers.

CeraPay is an electronic payments platform that operates on the Company’s proprietary closed-loop network. Having features similar to a credit card, CeraPay is free for users to use as long as any outstanding balances are paid in full each month. The Company charges transaction fees to merchants in the network.

The peer store commercial vehicle business is similar to the Company’s normal commercial vehicle sales and other support business, except that the leasing period is within 1 year and with a higher portion of down payment.

The Company intends to focus primarily on developing its CeraVest, CeraPay, and other yet to be launched Internet-based businesses for the foreseeable future.

Commercial vehicle sales, leasing and support business

Through the Company’s wholly owned subsidiary, Hebei Chuanglian Finance Leasing Co., Ltd. (“Chuanglian”), the Company executed a series of contractual arrangements with Hebei Shijie Kaiyuan Logistics Co., Ltd. (“Kaiyuan Logistics”) and Shijie Kaiyuan Auto Trade Co., Ltd. (“Kaiyuan Auto Trade”) Hebei Xuhua Trading Co., Ltd. (“Xuhua Trading”) (collectively referred to as the “Auto Kaiyuan Companies”) and their shareholder (the “Enterprise Agreements”). Pursuant to the Enterprise Agreements, the Company had exclusive rights to obtain the economic benefits and assume the business risks of the Auto Kaiyuan Companies from their shareholder and generally had control of the Auto Kaiyuan Companies. The Auto Kaiyuan Companies were considered variable interest entities (“VIEs”) and the Company was the primary beneficiary.

In January 2013, the Company agreed to amend the contractual arrangements with its VIEs, Kaiyuan Auto Trade and Kaiyuan Logistics and their shareholder, Hebei Kaiyuan (“Amended Enterprise Agreements”). Under the amendment, Hebei Kaiyuan transferred its entire equity interests held in Kaiyuan Auto Trade (2%) and Kaiyuan Logistics (100%) to its parent company, Hebei Shengrong Investment Co., Ltd. (“Hebei Shengrong Investment”). Thereafter, Hebei Shengrong Investment became the shareholders of these two VIEs. The rights and obligations of the Company and the VIEs in the Enterprise Agreements remain unchanged. The amendment of the Enterprise Agreements does not have any financial impact to the Company’s financial positions and operating results.

In May 2013 Kaiyuan Auto Trade changed its name to Kaiyuan Auto Trade Group Co., Ltd. (“Kaiyuan Auto Trade Group”). In January 2014 Kaiyuan Auto Trade Group transferred its 100% ownership interest in Chuangjie Trading to Kaiyuan Logistics. In February 2014, the Company’s other wholly owned subsidiary, Ganglian Finance Leasing Co., Ltd (“Ganglian”) transferred its 20% ownership interest in Chuanglian to Hebei Xuwei Trading (“Xuwei Trading”). The above restructuring does not have any financial impact to the Company’s financial positions and operating results.

Through the Auto Kaiyuan Companies, the Company owns a store branch network in different regions of China to provide commercial vehicle-related services including leasing services, general support services, licensing and permit services, insurance services and registration services, to its lessee. As of June 30, 2015, the Company has 555 stores in 26 provinces or provincial-level regions.

The Company leases commercial vehicles through its subsidiaries, Chuanglian and Ganglian (the “Lessor”), which purchased the commercial vehicles from Kaiyuan Auto Trade and Xuhua Trading, then leases the commercial vehicles to the customer lessees. The Lessor, the relevant local center and customer lessee enter into a Lease and Management Agreement governing each commercial vehicle purchase. Under the Lease and Management Agreements, the parties agree that: (1) the local center will hold title to the commercial vehicle for the benefit of the Lessor for the term of the lease and will provide services to the lessee including maintaining the vehicle legal records (registration, tax invoices, etc.), assisting the end user in performing annual inspections, renewing the vehicle’s license, purchasing insurance, and making insurance claims; (2) the lessee will be responsible for the costs associated with the lease of the commercial vehicle and with the maintenance and administrative services contracted out by the local center; and (3) upon the completion of the lease and payment in full by the lessee of all fees, the local center transfers title to the vehicle to the lessee upon the lessee’s request.

In March 2013, Ganglian entered into a financing arrangement with China CITIC Bank, Shijiazhuang, Hebei Province Branch (“CITIC Bank”), whereby CITIC Bank agreed to provide up to 50% of the financing to Ganglian Finance Leasing’s lessees of commercial vehicles. Ganglian agreed to provide a full guarantee to CITIC Bank for such financing and provided a pledge of the ownership of the commercial vehicle to CITIC Bank to secure its guarantees. As of June 30, 2015, the loan balance guaranteed by the Company amounted to $161,000.

Insurance agency business

In October 2011, the Company established an insurance agency company, Shijie Kaiyuan Insurance Agency Co., Ltd (“Kaiyuan Insurance”) to act as a direct insurance agent across China. The China Insurance Regulatory Commission has authorized Kaiyuan Insurance to act as a broker for all types of insurance, including commercial vehicle insurance. Kaiyuan Insurance commenced its insurance operations in December 2011.

The Company launched its own insurance agency business in December 2011 and signed agreements with four major insurance companies in China to sell insurance: China United Property Insurance Company Limited, Sinosafe General Insurance Co. Ltd. (Hua An Insurance), Ping An Insurance (Group) Company of China, Ltd., and China Life Property and Casualty Insurance Company Limited. Fincera’s 555 store locations are each licensed to sell insurance from these carrier partners.

Property lease and management business

On August 30, 2012, the Company’s independent directors approved, and the Company entered into, an equity transfer agreement through its wholly owned subsidiary, ACG, to purchase 100% of the equity of Heat Planet Holdings Limited (“Heat Planet”) and its subsidiaries, whose primary asset consists of 23 floors, or over 60,000 square meters, of newly constructed office space in the Kai Yuan Center building (the “Real Estate Asset”). Heat Planet was controlled by the Company’s Chairman and Chief Executive Officer, Mr. Yong Hui Li (“Mr. Li”). The total transaction value of approximately RMB1 billion ($159.3 million) was negotiated and approved by the Company’s Audit Committee and equals the appraisal value that was determined by a third party appraisal of the Real Estate Asset. Located at 5 East Main Street in Shijiazhuang, where the Company is currently based, the 245-meter tall Kai Yuan Center is the tallest building in Shijiazhuang and Hebei Province and is also occupied by a Hilton Worldwide-operated, five-star hotel. The acquisition closed on September 11, 2012, and on October 12, 2012, the Company entered into a written consent with Heat Planet and its seller to modify the required timeframe to provide audited financial statements of Heat Planet to be delivered to the Company. The required audited financial statements of Heat Planet were delivered to the Company on December 26, 2012. The building was completed in April 2013, and Fincera moved its headquarters to the new Kai Yuan Center, which serves as the control center for each of the Company’s 555 commercial vehicle financial centers located throughout China. The Company does not occupy the entire office space purchased, and has been leasing out the unoccupied space, the proceeds from which are reported as rental income.

Heat Planet’s equity was purchased for approximately $56.4 million. In connection with the acquisition, the Company assumed approximately $102.9 million in debt, resulting in a total transaction value of approximately $159.3 million. The $56.4 million purchase price was payable within six months of occupation of the Real Estate Asset, and any unpaid amounts after such six months have begun to accrue interest at the one-year rate announced by the People’s Bank of China (4.85% as of June 30, 2015).

In June 2013, the Company established a new wholly-owned subsidiary called Hebei Ruiliang Property Services.

The following financial statement amounts and balances of the VIEs were included in the accompanying condensed consolidated financial statements as of June 30, 2015 and December 31, 2014 and for the six months ended June 30, 2015 and 2014 (in thousands):

	June 30,	December 31,
	2015	2014
	(unaudited)

Total assets	$331,348	$458,794
Total liabilities	152,280	271,099

	Six months ended
	June 30,
	2015	2014
	(unaudited)	(unaudited)

Revenues	$13,480	$23,910
Net loss	(1,620)	(4,604)